INCOME TAXES (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Income Tax Examination [Line Items]
Voting ownership in the company	58.10%		58.10%
Income tax expense	$ 1,031	$ 213	$ 1,148	$ 265
Effective tax rate	17.27%		19.53%
Amount required to be paid to sellers	85.00%		85.00%
Refund of preclosing taxes to be paid to Sellers	100.00%		100.00%
Refund of preclosing taxes to be paid to Sellers, period after closing			2 years
Additional paid-in capital	$ (27,642)		$ (27,642)		$ (48,027)
Short-term Tax Receivable Agreement liability	1,180		1,180		510
Blocker Corp
Income Tax Examination [Line Items]
Deferred tax asset					20,100
Income taxes receivable					199
Tax receivable agreement, liability					16,200
Additional paid-in capital					$ 4,000
Total amounts of payments under the TRA	$ 17,400		$ 17,400